Summary of Significant Accounting Policies (Details 4) - Forecast [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software development service	$ 165	$ 524	$ 2,019
Hardware product sales	$ 789	$ 452	$ 2,589